Long-Term Investments - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Observable price changes	¥ 0	¥ 0	¥ 0
Impairment on equity securities without readily determinable fair value	¥ 2,060	¥ 0	¥ 784
Preferred shares
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity interest invested			5.00%